Property, Plant and Equipment - Disclosure of Gold Price, Silver Price and Exchange Rates Assumptions (Details)	Jun. 30, 2018 R / $	Jun. 30, 2018 R / kg	Jun. 30, 2018 K / $	Jun. 30, 2018 $ / oz	Jun. 30, 2017 R / $	Jun. 30, 2017 R / kg	Jun. 30, 2017 K / $	Jun. 30, 2017 $ / oz	Jun. 30, 2016 R / $	Jun. 30, 2016 R / kg	Jun. 30, 2016 K / $	Jun. 30, 2016 $ / oz
Property, plant and equipment [abstract]
Gold price (in USD per oz and R/kg)		535,000		1,250		525,000		1,200		530,000		1,189
Silver price (in USD per oz)				17.00				17.00				17.80
Exchange rate (R/USD and PGK/USD)	13.30		3.17		13.61		3.16		13.86		3.10